UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21681

Guggenheim Enhanced Equity Income Fund
(Exact name of registrant as specified in charter)

2455 Corporate West Drive Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Kevin M. Robinson 2455 Corporate West Drive Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: December 31
Date of reporting period: July 1, 2010 to September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Attached hereto.

Guggenheim Enhanced Equity Income Fund
Portfolio of Investments
September 30, 2010 (unaudited)

Number
of Shares				Value
	Long-Term Investments - 129.0%
	Exchange-Traded Funds (a) - 129.0%
207,100	Health Care Select Sector SPDR Fund			$ 6,312,408
214,900	iShares Dow Jones US Real Estate Index Fund			11,363,912
357,800	iShares Russell 2000 Index Fund			24,140,766
484,500	Powershares QQQ Trust, Series 1			23,779,260
373,000	ProShares Ultra S&P500			14,681,280
436,300	SPDR Dow Jones Industrial Average ETF Trust			47,081,133
717,200	SPDR S&P 500 ETF Trust			81,846,864
515,800	Technology Select Sector SPDR Fund			11,873,716
	(Cost $216,172,203)			221,079,339

	Short-Term Investments - 3.5%
	Money Market Funds - 3.5%
5,979,994	Dreyfus Institutional Reserve Money Market Fund
	(Cost $5,979,994)			5,979,994

	Total Investments - 132.5%
	(Cost $222,152,197)			227,059,333
	Liabilities in excess of Other Assets - (2.8%)			(4,769,052)
	Total Value of Options Written - (2.3%)			(3,901,239)
	Borrowings - (27.4%)			(47,000,000)
	Net Assets - 100.0%			$ 171,389,042

Contracts
(100 shares		Expiration	Exercise
per contract)	Options Written (b)	Date	Price	Value
	Call Options Written - (2.3%)
2,071	Health Care Select Sector SPDR Fund	October 2010	30.00	$ 147,041
2,149	iShares Dow Jones US Real Estate Index Fund	October 2010	54.00	108,525
3,578	iShares Russell 2000 Index Fund	October 2010	65.00	1,123,492
4,845	Powershares QQQ Trust, Series 1	October 2010	49.00	419,092
3,730	ProShares Ultra S&P500	October 2010	40.00	339,430
4,363	SPDR Dow Jones Industrial Average ETF Trust	October 2010	108.00	617,365
7,172	SPDR S&P 500 ETF Trust	October 2010	115.00	950,290
5,158	Technology Select Sector SPDR Fund	October 2010	23.00	196,004
	Total Value of Options Written - (2.3%)			3,901,239
	(Premiums received $2,804,674)

S&P - Standard and Poor's

(a) All of the security positions represent covers (directly or through conversion rights) for outstanding options written.
(b) Non-income producing.

See previously submitted notes to financial statements for the period ended June 30, 2010.

Country Allocation*
United States	100.0%

* Subject to change daily. Based on total investments.

At September 30, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Net Tax
	Gross Tax	Gross Tax	Unrealized
	Unrealized	Unrealized	Appreciation on
Cost of Investments for Tax Purposes	Appreciation	Depreciation	Investments
$ 222,152,197	$ 5,113,075	$ (205,939)	$ 4,907,136

In accordance with ASC 820, Fair Value Measurements and Disclosures ("ASC 820"), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s)
for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. The
Fund has adopted the disclosures required by this amendment, which did not have a material impact on the financial statements.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values
Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values
Level 2 equity securities using quoted prices that are fair valued using procedures approved by the Board of Trustees.
The Fund did not have any Level 3 securities at September 30, 2010.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Exchange Traded Funds	$221,079	$-	$-	$221,079
Money Market Fund	5,980	-	-	5,980
Total	$227,059	$-	$-	$227,059

Liabilities:
Derivatives	$3,901	$-	$-	$3,901
Total	$3,901	$-	$-	$3,901

There were no transfers between Level 1 and Level 2.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Enhanced Equity Income Fund

By:	/s/ Kevin M. Robinson
Name:	Kevin M. Robinson
Title:	Chief Executive Officer and Chief Legal Officer

Date: November 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin M. Robinson
Name:	Kevin M. Robinson
Title:	Chief Executive Officer and Chief Legal Officer

Date: November 18, 2010

By:	/s/ Bruce Albelda
Name:	Bruce Albelda
Title:	Interim Chief Financial Officer, Interim Chief Accounting Officer and Interim Treasurer

Date: November 18, 2010